NET (LOSS)/INCOME PER SHARE (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares	Dec. 31, 2018 HKD ($) $ / shares shares	Dec. 31, 2017 HKD ($) $ / shares shares
Numerator:
Net (loss)/income attributable to ordinary shareholder of the Company	$ 18,378	$ 143,159	$ 36,938	$ (55,817)
Denominator:
Weighted average ordinary shares outstanding - basic	832,790,329	832,790,329	403,750,000	403,750,000
Net (loss)/income per share attributable to ordinary shareholder - basic | (per share)	$ 0.02	$ 0.17	$ 0.09	$ (0.14)
Numerator:
Net (loss)/income attributable to ordinary shareholder of the Company	$ 18,378	$ 143,159	$ 36,938	$ (55,817)
Denominator:
Weighted average ordinary shares outstanding - basic	832,790,329	832,790,329	403,750,000	403,750,000
Dilutive effect of share options	85,107,097	85,107,097	107,786,122
Weighted average ordinary shares outstanding - diluted	917,897,426	917,897,426	511,536,122	403,750,000
Net (loss)/income per share attributable to ordinary shareholder - diluted | (per share)	$ 0.02	$ 0.16	$ 0.07	$ (0.14)